Income Taxes - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Apr. 23, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Losses/credit expire date	2023 and 2039
Available temporary differences not recognized	$ 661,636,000		$ 708,623,000
Unused federal tax credits available to reduce future income tax	10,800,000
Credits recorded in current taxation	$ 1,268,000
Minimum percentage owned by single shareholder	50.00%
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available to reduce future taxable income for which the benefits have not been recognized	$ 28,427,000
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available to reduce future taxable income for which the benefits have not been recognized	0	$ 15,820,000
Unused tax losses available to shelter income in future taxation	246,708,000
Unused tax losses not available for tax loss carryforwards, no longer available to the company	114,283,000
Unused Non-capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Non-capital losses	425,592,000
Available to reduce future taxable income for which the benefits have not been recognized	416,816,000
Available temporary differences not recognized	416,816,000		461,123,000
Unused Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available to reduce future taxable income for which the benefits have not been recognized	$ 36,951,000
Available temporary differences not recognized			36,951,000
Unused Research and Development Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Losses/credit expire date	2027 to 2039
Available temporary differences not recognized	$ 115,491,000		$ 86,255,000
Total amount available of unused R&D expenses	117,403,000
Unused Research and Development Expenses | Available to Reduce Future Taxable Income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 115,491,000